Annual Total Returns- Janus Henderson Global Research Portfolio (Service Shares) [BarChart] - Service Shares - Janus Henderson Global Research Portfolio - Service Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.99%)	19.86%	28.08%	7.18%	(2.53%)	1.82%	26.68%	(7.08%)	28.71%	19.76%